COMMON SHARES AND TREASURY SHARES - Schedule of Common Shares (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)
Number of shares issued (in shares)	97,814,053	86,225,686	82,311,301
A-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	97,814,051	86,225,684	82,311,299
B-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	1	1	1
C-shares
COMMON SHARES AND TREASURY SHARES
Nominal value per share (in USD per share)	$ 0.01
Number of shares issued (in shares)	1	1	1